Personnel expenses - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 shares plan tranche	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	282,105	282,105	318,902
Number of PSUs and RSUs outstanding (in shares)	1,530,661	700,801	643,120
ESOP 2009 and ESOP 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Cliff vesting percentage	25.00%
Cliff vesting period	1 year
Number of share options outstanding (in shares)	282,105	282,105
Number of share option plans | plan	2
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year	1 year
Blocking period	3 years
Number of PSUs and RSUs outstanding (in shares)	182,678	96,001
Performance Share Units (PSU), Employees excluding Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches | tranche	3
Performance Share Units (PSU), Employees excluding Management Board | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years
Number of PSUs issued, in percentage of number of PSUs granted	0.00%
Performance Share Units (PSU), Employees excluding Management Board | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of PSUs issued, in percentage of number of PSUs granted	150.00%
Performance Share Units (PSU), Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years
Cliff vesting period	3 years
Performance Share Units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cliff vesting period	3 years
Number of PSUs and RSUs outstanding (in shares)	1,347,983	604,800